Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.___	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

(Check appropriate box or boxes.)

LoCorr Investment Trust
 (Exact Name of Registrant as Specified in Charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
 Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 3, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 27 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 19, 2017, and pursuant to Rule 485(a)(2) would have become effective on March 20, 2017.

Post-Effective Amendment No. 28 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 19, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 29 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 19, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 31 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 16, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 33 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 14, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 34 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 11, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 35 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 8, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 36 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 6, 2017, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 37 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 3, 2017, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 37 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 5th day of October, 2017.

LoCorr Investment Trust

By: /s/ JoAnn M. Strasser
             JoAnn M. Strasser
             Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 5th day of October, 2017.

Signature	Title(s)
Jon C. Essen*	Trustee, Treasurer and Principal Financial Officer
Kevin M. Kinzie*	Trustee, President and Principal Executive Officer
Mark A. Thompson*	Trustee
Ronald A. Tschetter*	Trustee
James W. Morton*	Trustee

*By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact